Loss per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Disclosure of earnings per share

	December 31, 2017	December 31, 2016	December 31, 2015
Loss attributable to owners of the Company	(24,409,474)	(30,662,251)	(29,705,063)
Weighted average number of shares outstanding	43,741,870	34,329,280	32,299,166
Basic and diluted loss per share	(0.56)	(0.89)	(0.92)